Related and Interested Parties (Balances with Interested Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Other current assets	$ 40	$ 35
Other current liabilities	$ 4	$ 2